Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Change in valuation allowance		$ 2,708	$ (1,933)
Accumulated undistributed earnings from a foreign subsidiary	$ 370,000	370,000
Deferred tax liability on undistributed foreign earnings	0	0
Unrecognized tax benefit	19,001	19,001	20,655	$ 18,707	$ 15,056
Total amount of interest expense and penalties		430	319	$ 776
Total amount of accrued interest and penalties	5,179	$ 5,179	$ 4,511
Cayman Islands Tax Information Authority [Member]
Tax Credit Carryforward [Line Items]
Corporate income tax rate		0.00%	0.00%	0.00%
Foreign Tax Authority | Internal Revenue Service (IRS) [Member] | Tax Year 2017 [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	36,823	$ 36,823
Foreign Tax Authority | Internal Revenue Service (IRS) [Member] | Tax Year 2018 [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 12,244	$ 12,244
Operating loss carryforward expiration year description	carryforward indefinitely
Foreign Tax Authority | Maximum | Internal Revenue Service (IRS) [Member] | Tax Year 2017 [Member]
Tax Credit Carryforward [Line Items]
Federal net operating loss carryforwards expiration year		2037
Foreign Tax Authority | Research And Development | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 2,659	$ 2,659
Tax credit carryforward expiration year for federal		2040
State and Local Jurisdiction [Member] | Minimum | Internal Revenue Service (IRS) [Member] | Tax Year 2017 [Member]
Tax Credit Carryforward [Line Items]
Federal net operating loss carryforwards expiration year		2021
State and Local Jurisdiction [Member] | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 1,853	$ 1,853
Tax credit carryforward expiration year for state		no expiration date in California